RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 19	$ 11
Post-employment benefits	4	2
Stock-based compensation	21	19
Total compensation	$ 44	$ 32